Warrants (Details 2) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Weighted average exercise price	$ 3.78	$ 3.78	$ 3.78
Number outstanding	238,334	151,667	195,000
Warrants Outstanding [Member]
Weighted average exercise price	$ 3.78
Number outstanding	238,334
Weighted average remaining expected life (in years)	3 years
Warrants Exercisable [Member]
Weighted average exercise price	$ 3.78
Number outstanding	86,667
Weighted average remaining expected life (in years)	3 years